Angel Oak Mortgage Trust 2024-3 ABS-15G

Exhibit 99.45

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024030625	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX Gap Credit Report is Missing	Resolved-Borrower XXX Gap Credit Report is not missing. - Due Diligence Vendor-XXX

Resolved--Client response: Our loan does not contain a credit refresh as the credit report in file used to approve and clear for docs was dated XXX The loan docs were drawn on XXX and funded XXX This report was within the XXX days of the Note date per the guidelines.
-AUDIT RESPONSE: No further documentation is needed - Due Diligence Vendor-XXX

Resolved-Borrower XXX Gap Credit Report is not missing. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. - Seller-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Borrower XXX Gap Credit Report is not missing. - Due Diligence Vendor-XXX

 Resolved--Client response: Our loan does not contain a credit refresh as the credit report in file used to approve and clear for docs was dated XXX The loan docs were drawn on XXX and funded XXX This report was within the XXX days of the Note date per the guidelines.
-AUDIT RESPONSE: No further documentation is needed - Due Diligence Vendor-XXX

 Resolved-Borrower XXX Gap Credit Report is not missing. - Due Diligence Vendor-XXX
Months Reserves exceed minimum required - -Reserves XXX months > XXX
LTV is less than guideline maximum - -LTV XXX < XXX
																									Qualifying FICO score is at least XXX points above minimum for program - -XXX > 680		XXX_INVESTOR CONDITIONS (29).pdf	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024030741	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Rent Loss Coverage is Insufficient or Missing	Resolved--Received evidence of sufficient rent loss coverage - Due Diligence Vendor-XXX
Resolved-Rent Loss Coverage is Sufficient, or Not Applicable. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Insurance agent has confirmed rent lass insurance is included in the XXX  - Seller-XXX
XXX provided does not have rent loss coverage. ---Rent Loss Coverage is Insufficient or Missing. XXX Months Rent Loss is required for subject loan/transaction. Provide evidence of Rent Loss coverage of no less than XXX months PITI.. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. HOI docs uploaded - Seller-XXX
																						Open-Rent Loss Coverage is Insufficient or Missing. XXX Months Rent Loss is required for subject loan/transaction. Provide evidence of Rent Loss coverage of no less than XXX months XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Insurance agent has confirmed rent lass insurance is included in the XXX - Seller-XXX Ready for Review-Document Uploaded. HOI docs uploaded - Seller-XXX	Resolved--Received evidence of sufficient rent loss coverage - Due Diligence Vendor-XXX Resolved-Rent Loss Coverage is Sufficient, or Not Applicable. - Due Diligence Vendor-XXX	On time mortgage history exceeds guideline requirement - XXX months mortgage paid timely. Months Reserves exceed minimum required - Reserves: XXX Actual XXX		XXX_Insurance.pdf XXX_Proof.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024030741	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved--Policy has replacement cost - Due Diligence Vendor-XXX
Resolved- XXX(Or HO-XXX Insurance Policy if Subject Property is a XXX) is not partially provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Insurance docs uploaded - Seller-XXX
																						Open-XXX (Or HO-XXX Insurance Policy if Subject Property is a XXX) is only Partially Provided Policy does not cover loan amount. Insurer to confirm coverage covers XXX of the insurable value of improvements. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Insurance docs uploaded - Seller-XXX	Resolved--Policy has replacement cost - Due Diligence Vendor-XXX Resolved-XXX (Or HO-XXX Insurance Policy if Subject Property is a XXX) is not partially provided - Due Diligence Vendor-XXX	On time mortgage history exceeds guideline requirement - XXX months mortgage paid timely. Months Reserves exceed minimum required - Reserves: XXX Actual XXX		XXX_Insurance.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX